N-4	Oct. 21, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Jackson National Separate Account - I
Entity Central Index Key	0000927730
Entity Investment Company Type	N-4
Document Period End Date	Oct. 11, 2024
Amendment Flag	false
Item 4. Fee Table [Text Block]
The GAWA percentage and the annual charges during the Deferral and Withdrawal Periods applicable for post-issue election of the Jackson +Protect GMWB add-on benefit are:

Add-On Benefit Name	GAWA%	Current Annual Charge
		Deferral Period	Withdrawal Period
Jackson +Protect GMWB	4.00%	0.35%	0.80%

Annual Contract Expenses [Table Text Block]

Add-On Benefit Name	GAWA%	Current Annual Charge
		Deferral Period	Withdrawal Period
Jackson +Protect GMWB	4.00%	0.35%	0.80%

Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”) [Member]
Prospectus:
Name of Benefit [Text Block]	Jackson +Protect GMWB
Name of Benefit [Text Block]	Jackson +Protect GMWB
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”), Deferral Period [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.35%
Jackson +Protect Guaranteed Minimum Withdrawal Benefit (“GMWB”), Withdrawal Period [Member]
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.80%